Gain / (loss) on sale of vessels	12 Months Ended
Dec. 31, 2024
Gain / (loss) on sale of vessels
Gain / (loss) on sale of vessels

10. Gain / (loss) on sale of vessels

In February 2024, the Company agreed to sell the 2010-built Ardmore Seafarer for $27.1 million. Effective February 14, 2024, the Company reclassified the vessel as held for sale and ceased to depreciate it. A gain of $12.3 million was recognized when the vessel was delivered to the buyer in April 2024.

The gain on the sale of the Ardmore Seafarer for the year ended December 31, 2024 is calculated as follows:

In thousands of U.S. Dollars	Seafarer
Sales proceeds	27,100
Net book value of vessel	(14,583)
Sales related costs	(195)
Gain on sale of vessel	12,322

In March 2022, the Company agreed to terms for the sale of the Ardmore Sealeader, Ardmore Sealifter and Ardmore Sealancer. Effective March 28, 2022, the Company reclassified the vessels as held for sale and ceased to depreciate them. The Company repaid the outstanding lease facilities on the Ardmore Sealeader and Ardmore Sealifter in May 2022 and on the Ardmore Sealancer in July 2022. The sales proceeds received for the vessels were $40.7 million, in aggregate, resulting in a loss of $6.9 million when the vessels were delivered to the buyer in June 2022 and July 2022.

The loss on the sale of vessels for the year ended December 31, 2022 is calculated as follows:

In thousands of U.S. Dollars	Sealeader	Sealifter	Sealancer	Total
Sales proceeds	13,239	13,239	14,249	40,727
Net book value of vessels	(16,251)	(15,886)	(14,692)	(46,829)
Sales related costs	(265)	(265)	(285)	(815)
Loss on sale of vessels	(3,277)	(2,912)	(728)	(6,917)